Stock-Based Compensation Stock-Based Compensation - Summary of Stock Option Activity (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2021 CAD ($) $ / shares shares
Number of Stock Options
Outstanding, beginning (in shares) | shares	108,710
Exercised (in shares) | shares	(108,710)
Outstanding, ending (in shares) | shares	0
Weighted-Average Price
Outstanding, beginning (in dollars per share) | $ / shares	$ 20.66
Exercised (in dollars per share) | $ / shares	20.66
Outstanding, ending (in dollars per share) | $ / shares	$ 0
Aggregate intrinsic value for options exercised | $	$ 1